Partners' Capital	6 Months Ended
Jun. 30, 2015
Partners' Capital (Abstract)
Partners' Capital
7.	Partners' Capital
As of June 30, 2015 and December 31, 2014 the Partnership's partners' capital comprised of the following units:

	As of June 30, 2015	As of December 31, 2014
Limited partner units	119,559,456	104,079,960
General partner units	2,439,989	2,124,081
Preferred partner units	12,983,333	14,223,737
Total partnership units	134,982,778	120,427,778

For the six month period ended June 30, 2015 and 2014 various investors, holders of Class B Convertible Preferred Units, converted 1,240,404 and 350,000 Class B Convertible Preferred Units into common units, respectively.
In April 2015, the Partnership completed successfully a follow-on equity offering of 14,555,000 common units, including 1,100,000 common units sold to CMTC and 1,755,000 common units representing the overallotment option at a net price of $9.53 per common unit, receiving proceeds of $133,327 after the deduction of the underwriters' commissions. After the deduction of expenses relating to this equity offering, the net proceeds of this offering amounted to $132,588.
During the six month period ended June 30, 2015 CMTC converted 315,908 common units into general partner units respectively, in order for CGP to maintain its 2% interest in the Partnership. For the six month period ended June 30, 2014 CMTC did not convert any common unit into general partner unit.
Details of the Partnership's Partner's Capital are discussed in Note 12 of the Partnership's Consolidated Financial Statements.
During the six month periods ended June 30, 2015 and 2014, the Partnership declared and paid the following distributions to its common and preferred unit holders:

	April 23, 2015	January 23, 2015	April 22, 2014	January 22, 2014
Common unit-holders
Distributions per common unit declared	0.2345	0.2325	0.2325	0.2325
Common units entitled to distribution	119,559,456	104,079,960	88,490,710	88,440,710
General partner and IDR distributions	$572	$494	$ 411	$ 410
Preferred unit-holders
Distributions per preferred unit declared	0.21575	0.21375	0.21375	0.21375
Preferred units entitled to distribution	12,983,333	14,223,737	18,872,221	18,922,211